UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 2007

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Perennial Investment Partners Pty Ltd
Address: Level 19 , 56 Pitt Street


Form 13F File Number: 28-12453

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Bill AnastasopoulosTitle: Head of Legal and
CompliancePhone: +612 8274 2748

Signature, Place, and Date of Signing:

Sydney NSW February 15th 2008

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT.
(Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number Name

28-01190_ Frank Russell Company




FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 1
Form 13F
Information Table Entry Total: 51
Form 13F
Information Table Value Total: 497,390 (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect
to which this report is filed, other
than the manager filing this report.



No. Form 13F File Number Name

1 28-01190 Frank Russell Company


NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE	SHARES / PRN AMT	SHARES/	PUT / CALL

INVESTMENT	OTHER	VOTING
			(x $1000)		PRN		DISCRETN	MANAGERS	SOLE

ACTIVISION INC           COM	004930202	2612.85		87975	SH	SOLE	01	87975
ADOBE SYSTEMS INC        COM	00724F101	1695.86		39688	SH	SOLE	01	39688
ALEXANDRIA REAL EST      COM	015271109	57452.90	565092	SH	SOLE	01	565092
ALTRIA GROUP INC         COM	02209S103	2735.99		36200	SH	SOLE	01	36200
AMERICA MOVIL SABSPONS ADR L SHS02364W105	583.205		9500	SH	SOLE	01	9500
AMERICAN INT GROUP       COM	026874107	2885.85		49500	SH	SOLE	01	49500
AMGEN                    COM	031162100	1590.24492	34243	SH	SOLE	01	34243
APACHE CORP              COM	037411105	2790.66		25950	SH	SOLE	01	25950
BROOKFIELD PRPTY CRP     COM	112900105	8429.66		438588	SH	SOLE	01	438588
CAMECO CORP              COM	13321L108	1642.15		41500	SH	SOLE	01	41500
CATERPILLAR INC          COM	149123101	2183.40		30091	SH	SOLE	01	30091
CIA VALE DO RIO DOCSPONSORED ADR204412209	2178.40		66679	SH	SOLE	01	66679
COCA COLA COMPANY        COM	191216100	1534.25		25000	SH	SOLE	01	25000
CVS CORP                 COM	126650100	2289.6		57600	SH	SOLE	01	57600
DESARROLLADO-ADR  SPONSORED ADR	25030W100	2670.3		54000	SH	SOLE	01	54000
DIGITAL REALTY TRUST     COM	253868103	76804.5		2001683	SH	SOLE	01	2001683
DOUGLAS EMMETT INC       COM	25960P109	35142.74	1554301	SH	SOLE	01	1554301
DUPONT FABROS            COM	26613Q106	20394.44	1040533	SH	SOLE	01	1040533
EMBRAER EM BRAS SP ADR COM SHS	29081M102	2238.46		49100	SH	SOLE	01	49100
ENCANA CORP              COM	292505104	1984.5		29400	SH	SOLE	01	29400
GAMESTOP CORP NEW        COM	36467W109	1334.99		21494	SH	SOLE	01	21494
GENERAL ELECTRIC CO      COM	369604103	4314.94		116400	SH	SOLE	01	116400
JOHNSON AND JOHNSON      COM	478160104	1400.7		21000	SH	SOLE	01	21000
JOY GLOBAL INC           COM	481165108	3422.64		52000	SH	SOLE	01	52000
KBR INC                  COM	48242W106	3355.50		86482	SH	SOLE	01	86482
KIMCO REALTY CORP        COM	49446R109	14091.96	387142	SH	SOLE	01	387142
LAM RESEARCH CORP        COM	512807108	1772.43		41000	SH	SOLE	01	41000
MARATHON OIL CORP        COM	565849106	2373.54		39000	SH	SOLE	01	39000
MERCADOLIBRE INC         COM	58733R102	959.55		12988	SH	SOLE	01	12988
NAVIOS MARITIME          COM	62196103	191.1		10000	SH	SOLE	01	10000
NET SERVICOS ADRSPONSD ADR NEW 	64109T201	1916.8		160000	SH	SOLE	01	160000
NEXEN INC                COM	65334H102	2458.86		76600	SH	SOLE	01	76600
NII HOLDINGS INC B       COM	62913F201	1352.96		28000	SH	SOLE	01	28000
OAO GAZPROM NPVSPONSORED ADR	368287207	736.41		12988	SH	SOLE	01	12988
ORACLE CORPORATION       COM	68389X105	2000.58		88600	SH	SOLE	01	88600
PETROLEO BRASIL-SPONSORED ADR	71654V408	4183.21		36300	SH	SOLE	01	36300
PROCTER & GAMBLE         COM	742718109	1762.08		24000	SH	SOLE	01	24000
PROLOGIS                 COM	743410102	45046.00	710729	SH	SOLE	01	710729
QUALCOMM INC             COM	747525103	2124.9		54000	SH	SOLE	01	54000
REGENCY CENTERS CORP     COM	758849103	19907.41	308690	SH	SOLE	01	308690
SCHLUMBERGER LTD         COM	806857108	2872.40		29200	SH	SOLE	01	29200
SIMON PROPERTY GROUP     COM	828806109	76930.25	885681	SH	SOLE	01	885681
SL GREEN REALTY CORP     COM	78440X101	22588.16	241688	SH	SOLE	01	241688
SPIRIT AEROSYS HLDG      COM	848574109	2707.62		78482	SH	SOLE	01	78482
SPREADTRUM COMM INC      ADR	849415203	306.5		25000	SH	SOLE	01	25000
SUNCOR ENERGY INC        COM	867229106	1758.93		16300	SH	SOLE	01	16300
TANGER FACTORY OUT       COM	875465106	29071.69	770928	SH	SOLE	01	770928
TAUBMAN CENTERS INC      COM	876664103	11839.29	240685	SH	SOLE	01	240685
TRANSOCEAN INC           COM	90073100	1502.21		10494	SH	SOLE	01	10494
VORNADO REALTY TRUST     COM	929042109	1433.58		16300	SH	SOLE	01	16300
ZIMMER HOLDINGS INC      COM	98956P102	1832.35		27700	SH	SOLE	01	27700